Employee benefits	12 Months Ended
Dec. 31, 2021
Disclosure Of Information About Defined Benefit Plans [Abstract]
Employee benefits

31. Employee benefits

Employee benefits are analyzed as follows:

	At December 31,	At December 31,
(EUR thousand)	2021	2020
Employee severance pay	5,895	5,791
Jubilee benefits	253	239
Other post-employment plans	699	582
Long term incentive plan	3,653	1,780
Cash settled awards	—	21,333
Stock grant plan	1,353	—
Total employee benefits	11,853	29,725

Defined benefit obligations - Italian employee severance indemnity (TFR)

Trattamento di fine rapporto or “TFR” relates to the amounts that employees in Italy are entitled to receive when they leave the company and is calculated based on the period of employment and the taxable earnings of each employee. Under certain conditions the entitlement may be partially advanced to an employee during the employee’s working life.

The Italian legislation regarding this scheme was amended by Law 296 of 27 December 2006 and subsequent decrees and regulations issued in the first part of 2007. Under these amendments, companies with at least 50 employees are obliged to transfer the TFR to the “Treasury fund” managed by the Italian state-owned social security body (“INPS”) or to supplementary pension funds. Prior to the amendments, accruing TFR for employees of all Italian companies could be managed by the company itself. Consequently, the Italian companies’ obligation to INPS and the contributions to supplementary pension funds take the form, under IAS 19 revised, of “Defined contribution plans” whereas the amounts recorded in the provision for employee severance pay retain the nature of “Defined benefit plans”. Accordingly, the provision for employee severance indemnity in Italy consists of the residual obligation for TFR until December 31, 2006. This is an unfunded defined benefit plan as the benefits have already been almost entirely earned, with the sole exception of future revaluations. Since 2007 the scheme has been classified as a defined contribution plan, and the Group recognizes the associated cost, being the required contributions to the pension funds, over the period in which the employee renders service.

Jubilee benefits

Jubilee benefits scheme are applicable to companies incorporated in Germany. Upon retirement, employees are eligible to receive a sum payment depending on the number of years of service within the group.

Other post-employment plans

Other post-employment plan granted by the Group are “Beneficios por Retiro, Prima de Antigüedad y Beneficios por Terminación” for Mexican companies and severance payment provision for Slovak companies.

A major assumption taken into account in the valuation of pension and other post-employment benefit obligations is the discount rate. In accordance with IAS 19 – Employee Benefits, the rates were determined by currency areas and by reference to the return on high-quality private bonds with a maturity equal to the term of the plans or the return on government bonds when the private market has insufficient liquidity. The return on plan assets is determined based on the allocation of the assets and the discount rates used.

Defined benefits obligation

The Group’s liabilities for employee benefits are as follows:

(EUR thousand)	Trattamento Fine Rapporto	Jubilee Benefits	Beneficio por Retiro / Terminacion	Severance Payment Slovakia	Total
At January 1, 2020	5,801	220	468	25	6,514
Interest cost	44	2	32	1	79
Current service cost	325	26	70	7	428
Benefits paid	(412)	(16)	—	(7)	(435)
Actuarial Gains and Losses	33	7	108	4	152
Exchange rate differences	—	—	(126)	—	(126)
At December 31, 2020	5,791	239	552	30	6,612

Recognized in the consolidated income statement	369	36	103	8	516
Recognized in the other comprehensive income	33	—	108	4	145

At January 1, 2021	5,791	239	552	30	6,612
Interest cost	18	2	29	1	50
Current service cost	402	27	95	7	531
Benefits paid	(476)	(13)	(32)	(13)	(534)
Actuarial Gains and Losses	160	(2)	(23)	15	150
Exchange rate differences	—	—	38	—	38
At December 31, 2021	5,895	253	659	40	6,847

Recognized in the consolidated income statement	419	28	123	8	579
Recognized in the other comprehensive income	160	—	(23)	15	151

The principal assumptions used for determining the obligations under the plan described are as follows:

As at December 31, 2021

	Severance indemnity
	Italy	Germany	Mexico	Slovakia
Discount Rate %	0.98%	1.17%	9.75%	0.98%
Future salary increase %	0.50%	—	4.50%	6.00%
Inflation rate %	1.75%	—	3.50%	—

As at December 31, 2020

	Severance indemnity
	Italy	Germany	Mexico	Slovakia
Discount Rate %	0.34%	1.00%	8.25%	4.50%
Future salary increases %	0.50%	—	4.50%	6.00%
Inflation rate %	0.80%	—	3.50%	—

The discount rates used for the measurement of the pension plan obligation (including Italian TFR obligation) are based on yields of high-quality (AAA rated for Mexico and AA rated for other countries) fixed income securities for which the timing and amounts of payments match the timing and amounts of the projected benefit payments. The main variation is due to Italian TFR, whose average duration is approximately 15.0 years. Retirement or employee leaving rates are developed to reflect actual and projected Group experience and legal requirements for retirement.

A quantitative sensitivity analysis for significant assumptions impacting defined benefits obligation as at December 31, 2021 and December 31, 2020 is reported as follows:

	At December 31,	At December 31,
(EUR thousand)	2021	2020
Turnover rate +1,00%	(58)	(57)
Turnover rate -1,00%	67	65
Inflation rate +0,25%	101	100
Inflation rate -0,25%	(98)	(97)
Annual discount rate +0,25%	(138)	(137)
Annual discount rate -0,25%	144	143

The above sensitivity analysis on TFR is based on reasonable changes in key assumptions occurring at the end of the reporting period, keeping all other assumptions constant.

Such analysis may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation from one another.

Long-term Incentive plan

In order to align the interests of management with those of the Shareholders over the medium/long-term by establishing a strong link between remuneration and performance the CEO approved a medium/long-term plan called the “Long-term Incentive plan” for the 2020-2023 four-year period and involving a select number of Senior Management (Top Management and/or Key People) of the Companies of the Group and based on the meeting of the long-term industrial plan objectives.

The Group’s liability for the Long-term Incentive plan is as follows:

(EUR thousand)	Long Term Incentive Plan 2020-2023	Total
At January 1, 2020	—	—
Current service cost	1,780	1,780
At December 31, 2020	1,780	1,780
Interest cost	(7)	(7)
Current service cost	1,874	1,874
Actuarial Gains and Losses *	6	6
At December 31, 2021	3,653	3,653

*According to IAS 19, Actuarial Gains and Losses are recognized in profit or loss

The discount rates used for the measurement of the “Long-term Incentive plan” are based on yields of high-quality (AA rated). For these plans, the single weighted average discount rate that reflects the estimated timing and amount of the scheme future benefit payments is equal to -0.17% for 2021 and to -0.27% for 2020 respectively. The main impact considered as actuarial gain and losses relates to the experience adjustment; it has been accounted together with the current service cost by function as part of personnel costs.

Cash settled awards

Cash settled awards are incentive plans aimed at a limited number of executives and key resources of the Group. The 2012-2021 incentive plan and the 2018-2022 incentive plans were approved by the Board of Directors on February 9, 2021 and on September 12, 2018 respectively.

The plans provided for the free assignment to the Group's employees of non-transferable options to subscribe shares at a pre-determined exercise price. The right to the assignment of options, to be exercised only during the exercise period, was acquired during the vesting period only if the turnover targets indicated in the business plan, based on EBITDA (earnings before interest, tax, depreciation and amortization) and net financial position, were achieved.

In order to concentrate in a single new plan the incentive mechanism that could more concretely and effectively contribute to the achievement of the redefined Company's growth objectives, Stevanato Group proceeded with the early conclusion of the 2012-2021 incentive plan and with the revocation of 2018-2022 incentive plan.

On March 4, 2021 and June 3, 2021, the Company exercised a call option to buy back n. 995,000 shares from the beneficiaries of the 2012-2021 incentive plan and irrevocably and unconditionally waived its rights to exercise the call option on n. 215,000 shares (number of shares as before the second share split). The parties also mutually agreed to close the 2018-2022 incentive plan; the net impact of such transactions led to a reduction in cash settled award liabilities.

The following table summarize the components of the cash settled awards obligation expense recognized in the statement of profit or loss and amounts recognized in the statement of financial position:

(EUR thousand)	Incentive plan 2012-2021	Incentive plan 2018-2022	Total
At January 1, 2020	13,456	5,437	18,893
Interest cost	(15)	(6)	(21)
Current service cost	—	2,715	2,715
Actuarial Gains and Losses *	(103)	(151)	(254)
At December 31, 2020	13,338	7,995	21,333
Interest cost	(9)	(5)	(14)
Benefits paid	(7,919)	—	(7,919)
Actuarial Gains and Losses *	(3,299)	(7,533)	(10,832)
Transferred to SGP 2021-2027	(400)	—	(400)
Stocks granted	(1,711)	(457)	(2,168)
At December 31, 2021	—	—	—

*According to IAS 19, Actuarial Gains and Losses are recognized in profit or loss

Restricted Stock Grant Plan 2021-2027

The Shareholders’ Meeting of Stevanato Group S.p.A. on March 4, 2021 resolved to approve a share-based incentive plan, named “Restricted Stock Grant Plan 2021-2027” with the aim to involve people playing a strategic role in the economic and strategic development of Group, aligning their interests to those of the shareholders and other stakeholders of the Company, during the period between January 1, 2021 and December 31, 2026.

The Stock Grant Plan provides for three two-years periods included, respectively, between January 1, 2021 and December 31, 2022 (First Vesting Period), January 1, 2023 and December 31, 2024 (Second Vesting Period), January 1, 2025 and December 2026 (Third Vesting Period), at the beginning of which a certain number of Stevanato Group ordinary shares – linked with the achievement within the end of each Vesting Period of specific targets in terms of consolidated revenues and EBITDA – will be assigned free of charge to the beneficiaries. The assigned shares shall be registered to a Trustee company and shall be subject to the prohibition to sell and to the selling commitment in accordance to a one-year lock-up period.

The transfer of ownership of the shares will be finalized after signing with each beneficiary of an agreement which binds the beneficiaries to re-sell to Stevanato Group, fully or partially, the Shares assigned to them in case the targets provided for the vesting period in relation to which the shares were assigned should not be totally or partially achieved. A similar obligation is provided if, within the end of each vesting period, the employment relationship terminates.

In the event that certain over-performances with respect to the financial targets have been met, beneficiaries will be granted, free of charge, an additional number of Stevanato Group shares related to the Vesting Period in which the target were exceeded and such shares additional assigned will be subject to the time-limited prohibition to sell.

On June 3, 2021 a total of n. 236,988 ordinary shares, which were previously held in treasury, were assigned to the participants of the plan.

The fair value measurement of the stock grant plan consists of the following components:

-a first IAS 19 component linked to the cash settlement of the amount equal to the consideration already determined at which Stevanato Group S.p.A. will repurchase the shares in the cases provided for by the regulation. This component is immediately vested at the time of the assignment of the shares. It generates expenses counterbalanced in the employee benefits liability;

-a second IFRS 2 component related to the benefit associated with the value of the stock. It is valued as stock option with a strike price equal to the value corresponding to the consideration the employees give up in cash when the stock option is exercised. It generated expenses counterbalanced in a dedicated equity reserve among "other reserves".

The following table summarize the IAS 19 components of the obligation expense recognized in the statement of profit or loss and amounts recognized in the statement of financial position:

(EUR thousand)	Stock grant plan 2021-2027	Total
At January 1, 2021	—	—
Transfer from SOP 2012-2021	400	400
Interest cost	6	6
Current service cost	947	947
At December 31, 2021	1,353	1,353